UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	[2]	Cumulative Effect, Period of Adoption, Adjusted Balance	Total Before Non-Controlling Interest	Total Before Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjustment	[2]	Total Before Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjusted Balance	Non-Controlling Interest	Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred Units	Preferred Units Cumulative Effect, Period of Adoption, Adjusted Balance	Common Units	Common Units Cumulative Effect, Period of Adoption, Adjustment	[2]	Common Units Cumulative Effect, Period of Adoption, Adjusted Balance	General Partner Units and IDRs [1]	General Partner Units and IDRs Cumulative Effect, Period of Adoption, Adjustment	[1],[2]	General Partner Units and IDRs Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Incentive Distribution Rights General Partner Units and IDRs
Beginning Balance at Dec. 31, 2018	$ 759,517				$ 679,615				$ 79,902		$ 132,991		$ 495,576				$ 51,048
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	(18,525)				(20,514)				1,989		6,038		(26,021)				(531)
Cash distributions	(63,347)				(63,347)						(6,038)		(56,148)				(1,161)
Units options expense	118				118								118
Ending Balance at Jun. 30, 2019	677,763				595,872				81,891		132,991		413,525				49,356
Beginning Balance at Mar. 31, 2019	714,616				633,003				81,613		132,991		449,905				50,107
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	(5,238)				(5,516)				278		3,019		(8,364)				(171)
Cash distributions	(31,674)				(31,674)						(3,019)		(28,075)				(580)
Units options expense	59				59								59
Ending Balance at Jun. 30, 2019	$ 677,763				595,872				81,891		132,991		413,525				49,356
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Beginning Balance at Dec. 31, 2019	$ 652,694	$ (511)		$ 652,183	569,463	$ (511)		$ 568,952	83,231	$ 83,231	132,991	$ 132,991	387,631	$ (501)		$ 387,130	48,841	$ (10)		$ 48,831		$ 32,500
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	(18,938)				(18,880)				(58)		6,071		(24,452)				(499)
Cash distributions	(36,092)				(36,092)						(6,071)		(29,412)				(609)
Units options expense	20				20								20
Ending Balance at Jun. 30, 2020	597,173				514,000				83,173		132,991		333,286				47,723					32,500
Beginning Balance at Mar. 31, 2020	587,351				504,197				83,154		132,991		323,678				47,528
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	14,283				14,264				19		3,052		10,988				224
Cash distributions	(4,481)				(4,481)						(3,052)		(1,400)				(29)
Units options expense	20				20								20
Ending Balance at Jun. 30, 2020	$ 597,173				$ 514,000				$ 83,173		$ 132,991		$ 333,286				$ 47,723					$ 32,500

[1]	As of June 30, 2020, December 31, 2019 and June 30, 2019, the carrying value of the equity attributable to the holders of our incentive distribution rights ("IDRs") was $32.5 million.
[2]	Opening Total Equity has been adjusted following the adoption of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments on January 1, 2020, see note 3.